UNITED STATES

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X

 Post-Effective Amendment No. 30

              and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X

 Amendment No. 31

Matthew 25 Fund

(Exact Name of Registrant as Specified in Charter)

715 Twining Road, Suite #212

Dresher, PA  19025

(Address of Principal Executive Offices)

215-884-4458

(Registrants Telephone Number)

Mark Mulholland

715 Twining Road, Suite #212

Dresher, PA  19025

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

   [X] immediately upon filing pursuant to paragraph (b) of rule 485

   [ ] on   May 1, 2017   pursuant to paragraph (b) of rule 485

   [ ] 60 days after filing pursuant to paragraph (a) of rule 485

   [ ] on   (date)  pursuant to paragraph (a) of rule 485

If appropriate, check the following box:

   [ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date

/s/ Mark Mulholland        President, CEO and Trustee                5-15-17

/s/ Steven D. Buck         Trustee                                   5-15-17

/s/ Philip J. Cinelli      Trustee                                   5-15-17

/s/ Samuel B. Clement      Trustee                                   5-15-17

/s/ Linda Guendelsberger   Secretary and Trustee                     5-15-17

/s/ Scott A. Satell        Trustee                                   5-15-17

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase